UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22527

FEG Absolute Access Fund I LLC

 (Exact name of registrant as specified in charter)

c/o FEG Investors, LLC

201 East Fifth Street, Suite 1600

Cincinnati, OH 45202

(Address of principal executive offices) (Zip code)

Kevin Conroy

201 East Fifth Street, Suite 1600

Cincinnati, OH 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.268.0333

Date of fiscal year end: March 31

Date of reporting period: July 1, 2020 - June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PLEASE REFER TO THE FORM N-PX OF FEG ABSOLUTE ACCESS FUND LLC CIK NO. 0001432122, FILE NO. 811-22454, AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 17, 2021.

PROXY VOTING RECORD

There were no matters related to a portfolio security considered at any shareholder meeting held during the period July 1, 2020 to June 30, 2021 with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	FEG Absolute Access Fund I LLC

By (Signature and Title)	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(Principal Executive Officer)

Date:	August 17, 2021